ADVERTISING AND PROMOTION (Tables)	12 Months Ended
Dec. 31, 2017
ADVERTISING AND PROMOTION
Schedule of advertising and promotion expenses

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	221,859	510,031	317,843	48,852
Sales agent expenses	—	44,260	107,022	16,449

Total	221,859	554,291	424,865	65,301